ORGANIZATION AND BASIS OF PRESENTATION - Concentration risk (Details) - VIE	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RESTRICTED NET ASSETS
Percentage of VIEs assets on consolidated total assets	5.00%	61.00%
Percentage of VIEs liabilities on consolidated total assets	13.00%	81.00%